Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte .com

February 6, 2017

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants' Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Federal Home Loan Mortgage Corporation ("Freddie Mac" or the "Company") and Goldman, Sachs & Co. and J.P. Morgan Securities LLC (collectively, the "Other Specified Parties" and together with Freddie Mac, the "Specified Parties"), relating to the proposed offering of certain classes of GS Mortgage Securities Corporation II Multifamily Mortgage Pass-Through Certificates, Series 2017-K62 and Freddie Mac Structured Pass-Through Certificates, Series K-062.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in "The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities."

Procedures and Findings

On February 3, 2017, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the "Data File") containing 67 mortgage loans that are secured by 67 mortgaged properties (the "Mortgage Assets").

From January 4, 2017 through February 3, 2017, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the "Characteristics" as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of Deloitte Touche Tohmatsu Limited

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the "Source Documents"):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the "Note");

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the "Loan Agreement");

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the "DOT");

Closing statement (the "Closing Statement");

Escrow agreement and/or list of escrows held (collectively, the "Escrow Agreement");

Letter of credit (the "Letter of Credit");

Servicing report, record and/or provided electronic file (collectively the "Servicing Report");

Commitment letter, exhibit A and/or ERLA (collectively, the "Commitment");

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the "Guaranty");

General Servicing Request (the "Servicing Request");

Title policy or pro-forma title policy (collectively, the "Title Policy");

Ground lease and/or ground lease estoppel (collectively, the "Ground Lease");

Real estate property appraisal report (the "Appraisal Report");

United States Postal Service website – www.usps.com (the "USPS");

Zoning report or zoning summary (collectively, the "Zoning Report");

Property condition report (the "Engineering Report");

Phase I environmental report (the "Phase I Report");

Phase II environmental report (the "Phase II Report");

Seismic report or zoning map (collectively, the "Seismic Report");

Final investment brief, underwriter's summary report and/or financial update (collectively, the "Investment Brief");

Asset Summary of Mortgage Loan (the "ASR");

 Borrower rent roll (the "Rent Roll");

Commercial lease (the "Commercial Lease");

 Energy star report (the "Energy Star Report");

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the "Proof of Insurance");

Secondary financing document, subordinate promissory note and/or subordinate loan agreement (collectively, the "Secondary Financing Document");

Property management agreement or assignment of management agreement (collectively, the "Management Agreement");

Cash management agreement, lockbox agreements and/or legal summary (collectively, the "Cash Management Agreement");

Form 1115 (the "Form 1115");

Non-consolidation opinion (the "Non-Consolidation Opinion");

Master servicing bid letter (the "Master Servicing Bid") and

Trustee bid letter (the "Trustee Bid").
*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Seller/Servicer	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Zip Code	Engineering Report, Appraisal Report, USPS
8	Property Type	Appraisal Report
9	Property Sub-Type	Appraisal Report
10	Original Principal Balance	Note
11	Cut-off Balance	Refer to calculation procedures below
12	Maturity Balance	Refer to calculation procedures below
13	% of Cut-off Date Pool Balance	Refer to calculation procedures below
14	Note Date	Note
15	Note Rate	Note
16	Rate Type	Note
17	Interest Calculation Method	Note
18	Monthly Debt Service	Refer to calculation procedures below
19	Monthly Debt Service (IO)	Refer to calculation procedures below
20	First Payment Date	Note
21	Maturity Date	Note

	Characteristic	Source Document
22	Payment Date	Note
23	Late Charge Grace Period (# of days)	Note
24	Amortization Type	Note
25	Original Amortization Term (months)	Refer to calculation procedures below
26	Original Loan Term (months)	Refer to calculation procedures below
27	Remaining Amortization (months)	Refer to calculation procedures below
28	Remaining Term (months)	Refer to calculation procedures below
29	Seasoning (months)	Refer to calculation procedures below
30	Interest Only Term (months)	Refer to calculation procedures below
31	Prepay Provision Description	Note, Loan Agreement
32	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
33	Appraised Value	Appraisal Report
34	Appraised Value Type	Appraisal Report
35	Appraisal Firm	Appraisal Report
36	Appraisal Date	Appraisal Report
37	Year Built	Engineering Report, Appraisal Report
38	Year Renovated	Engineering Report, Appraisal Report
39	Number of Units	Rent Roll, Appraisal Report
40	Unit of Measure	Rent Roll, Appraisal Report
41	Cut-off Balance Per Unit	Refer to calculation procedures below
42	# Units - Commercial	Rent Roll, Appraisal Report
43	Elevator (Y/N)	Engineering Report
44	FIRREA Eligible (Y/N)	Appraisal Report
45	Legal Non-Conforming (Y/N)	Zoning Report, Appraisal Report
46	Lien Position	Title Policy
47	Fee Simple/Leasehold	Title Policy
48	Ground Lease Rent	Ground Lease
49	Ground Lease Expiration Date	Ground Lease
50	Ground Lease Expiration Date w/ Extensions	Ground Lease
51	LTV at Cut-off	Refer to calculation procedures below
52	LTV at Maturity	Refer to calculation procedures below
53	U/W EGI	Investment Brief/ASR
54	U/W Expenses	Investment Brief/ASR
55	U/W NOI	Investment Brief/ASR
56	Underwritten Annual Reserves	Investment Brief/ASR
57	U/W NCF	Investment Brief/ASR
58	U/W DSCR (NCF)	Refer to calculation procedures below
59	U/W IO DSCR (NCF)	Refer to calculation procedures below
60	Most Recent Period Ending	Investment Brief/ASR
61	Most Recent EGI	Investment Brief/ASR
62	Most Recent Expenses	Investment Brief/ASR
63	Most Recent NOI	Investment Brief/ASR

	Characteristic	Source Document
64	Most Recent NCF	Investment Brief/ASR
65	Most Recent DSCR (NCF)	Refer to calculation procedures below
66	2nd Most Recent Period Ending	Investment Brief/ASR
67	2nd Most Recent EGI	Investment Brief/ASR
68	2nd Most Recent Expenses	Investment Brief/ASR
69	2nd Most Recent NOI	Investment Brief/ASR
70	2nd Most Recent NCF	Investment Brief/ASR
71	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
72	3rd Most Recent Period Ending	Investment Brief/ASR
73	3rd Most Recent EGI	Investment Brief/ASR
74	3rd Most Recent Expenses	Investment Brief/ASR
75	3rd Most Recent NOI	Investment Brief/ASR
76	3rd Most Recent NCF	Investment Brief/ASR
77	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
78	Occupancy Rate	Rent Roll/Appraisal Report
79	Occupancy as of Date	Rent Roll
80	Monthly Rent per Unit	Refer to calculation procedures below
81	Tenant Concentration Type	Investment Brief
82	% of Tenant Concentration	Investment Brief
83	Condo Ownership (% or N/A)	Loan Agreement
84	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
85	% of NRI from Commercial Rental Income	Refer to calculation procedures below
86	Environmental Firm	Phase I Report
87	Phase I Environmental Report Date	Phase I Report
88	Phase II Recommended (Y/N)	Phase I Report
89	Phase II Performed (Y/N)	Phase II Report
90	Phase II Environmental Report Date	Phase II Report
91	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
92	Engineering Firm	Engineering Report
93	Engineering Report Date	Engineering Report
94	Immediate Repairs Cost Estimate	Engineering Report
95	Replacement Reserves Cost Estimate per Year	Engineering Report
96	Seismic Firm	Seismic Report
97	Seismic Report Date	Seismic Report
98	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
99	PML Report Required (Y/N)	Engineering Report/Investment Brief
100	PML (%)	Seismic Report
101	ENERGY STAR Score	Energy Star Report
102	ENERGY STAR Score Certified (Y/N)	Energy Star Report
103	ENERGY STAR Score Date	Energy Star Report
104	Tax Escrow - Current Balance ($ or N/A)	Servicing Report
105	Tax Escrow - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report

	Characteristic	Source Document
106	Tax Escrow - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
107	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report
108	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
109	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
110	Environmental Reserve - Current Balance ($ or N/A)	Servicing Report
111	Environmental Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
112	Environmental Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
113	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
114	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
115	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
116	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
117	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
118	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
119	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
120	Other Reserve - Current Balance ($ or N/A)	Servicing Report
121	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
122	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
123	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
124	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
125	Springing Reserve 1 Name	Loan Agreement, Escrow Agreement
126	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
127	Springing Reserve 1 Description	Loan Agreement, Escrow Agreement
128	Springing Reserve 2 Name	Loan Agreement, Escrow Agreement
129	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
130	Springing Reserve 2 Description	Loan Agreement, Escrow Agreement
131	Earnout Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement
132	Earnout Reserve Description	Loan Agreement, Escrow Agreement
133	Letter of Credit Amount	Letter of Credit, Loan Agreement
134	Letter of Credit Description	Letter of Credit, Loan Agreement
135	Rent Stabilization Holdback (Y/N)	Loan Agreement, Commitment
136	Beneficiary of Escrow & Reserve Interest Earnings	Loan Agreement, Escrow Agreement
137	Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Loan Agreement, Escrow Agreement
138	Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Loan Agreement, Escrow Agreement
139	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
140	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
141	Environmental Insurance (Y/N)	Proof of Insurance

	Characteristic	Source Document
142	Flood Insurance (Y/N)	Proof of Insurance
143	Windstorm Insurance (Y or N)	Proof of Insurance
144	Earthquake Insurance In Place (Y/N)	Proof of Insurance
145	Terrorism Insurance (Y/N)	Proof of Insurance
146	Property Insurance Coverage (Y/N)	Proof of Insurance
147	Liability Insurance Coverage (Y/N)	Proof of Insurance
148	Cash Management (Description or N/A)	Cash Management Agreement
149	Lockbox (Y/N)	Cash Management Agreement
150	Existing Financing In Place (Y/N)	Secondary Financing Document, Loan Agreement
151	Existing Financing Amount	Secondary Financing Document, Loan Agreement/Investment Brief
152	Existing Financing Description	Secondary Financing Document, Loan Agreement
153	Combined NCF DSCR	N/A – No procedures performed
154	Combined Cut-off LTV	Refer to calculation procedures below
155	Future Mezzanine Debt (Y/N)	Loan Agreement
156	Future Secondary Financing (Y/N)	Loan Agreement
157	Future Secondary Financing Description	Loan Agreement
158	Substitution Permitted (Y/N)	Loan Agreement, DOT
159	Number of Properties per Loan	Loan Agreement, Appraisal Report
160	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, DOT
161	Cross Collateralized and Cross Defaulted	Loan Agreement, DOT
162	Crossed Collateral Release (Y or N or N/A)	Loan Agreement, DOT
163	Crossed Collateral Release Provisions (Description or N/A)	Loan Agreement, DOT
164	Additional Collateral Amount	Loan Agreement, DOT, Escrow Agreement, Commitment
165	Additional Collateral Description	Loan Agreement, DOT, Escrow Agreement, Commitment
166	Loan Purpose	Loan Agreement, Closing Statement
167	Borrowing Entity	Note, Loan Agreement
168	Entity Type	Note, Loan Agreement
169	State of Organization	Note, Loan Agreement
170	Related Borrowers Group Name	Guaranty
171	Borrower Type	Loan Agreement, DOT
172	Tenants In Common (Y/N)	Loan Agreement
173	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
174	Independent Director (Y/N)	Loan Agreement
175	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
176	Assumption Fee	Loan Agreement
177	Recourse(Y/N)	Note, Guaranty
178	Recourse Description	Note, Guaranty
179	Bad Boy Indemnitor / Guarantor	Guaranty, Servicng Request
180	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement, Servicng Request
181	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement

	Characteristic	Source Document
182	Fraud Carveout (Y/N)	Note, Guaranty
183	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
184	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
185	Waste Carveout (Y/N)	Note, Guaranty
186	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
187	Management Company	Management Agreement
188	Servicer Name	Commitment
189	Primary Servicing Fee	Commitment
190	Master Servicing Fee	Master Servicing Bid
191	Trustee Fee	Trustee Bid
192	Master Servicer Surveillance Fee	None - provided by Freddie Mac
193	Special Servicer Surveillance Fee	None - provided by Freddie Mac
194	Administration Fee	Refer to calculation procedures below
195	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 11, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Cut-off Date (as stipulated by representatives of Freddie Mac). At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 12, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 13, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets' Cut-off Balance.

With respect to Characteristic 18, (i) we compared the Monthly Debt Service to the Monthly Debt Service (IO) for those Mortgage Assets with an Amortization Type of "Interest Only" and (ii) we compared the Monthly Debt Service to the corresponding information set forth on the Note for those Mortgage Assets with an Amortization Type of "Balloon," "Partial IO" or "Fully Amortizing," as applicable.

With respect to Characteristic 19, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360. This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO."

With respect to Characteristic 25, we recomputed the Original Amortization Term (months) using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 26, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 27, we recomputed the Remaining Amortization (months) by subtracting the (i) Seasoning (months) from (ii) Original Amortization Term (months).  With respect to those Mortgage Assets with an Amortization Type of "Partial IO," for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Interest Only Term (months).  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 28, we recomputed the Remaining Term (months) by subtracting the (i) Seasoning (months) from (ii) Original Loan Term (months).

With respect to Characteristic 29, we recomputed the Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date (as stipulated by representatives of Freddie Mac).

With respect to Characteristic 30, (i) we recomputed the Interest Only Term (months) for those Mortgage Assets with an Amortization Type of "Partial IO" by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) we compared the Interest Only Term (months) for those Mortgage Assets with an Amortization Type of "Interest Only" to the Original Loan Term (months).  This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO."

With respect to Characteristic 41, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Cut-off Balance and (b) Existing Financing Amount.

With respect to Characteristic 51, we recomputed LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Appraised Value of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Cut-off Balance and (b) Existing Financing Amount.

With respect to Characteristic 52, we recomputed LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Maturity Balance and the aggregate Appraised Value of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Maturity Balance and (b) maturity balance of the related pari passu companion Mortgage Asset (as recalculated herein).  Assuming, at your request, no prepayments of principal, we recomputed the maturity balance of the related pari passu companion Mortgage Asset using the First Payment Date, the monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement), the Existing Financing Amount, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Maturity Date.

With respect to Characteristic 58, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate U/W NCF and the aggregate annualized Monthly Debt Service of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service and (b) annualized monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate U/W NCF and the aggregate annualized Monthly Debt Service (IO) of the related cross collateralized Mortgage Assets.  This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO."  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service (IO) and (b) product of (1) the Existing Financing Amount, (2) the Note Rate and (3) a fraction equal to 365/360.

With respect to Characteristic 65, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Most Recent NCF and the aggregate annualized Monthly Debt Service of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service and (b) annualized monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement).

With respect to Characteristic 71, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate 2nd Most Recent NCF and the aggregate annualized Monthly Debt Service of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service and (b) annualized monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement).

With respect to Characteristic 77, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate 3rd Most Recent NCF and the aggregate annualized Monthly Debt Service of the related cross collateralized Mortgage Assets.  With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service and (b) annualized monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement).

With respect to Characteristic 80, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll or Investment Brief) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 85, we recomputed the % of NRI from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief) and (b) gross potential rent – residential (as set forth on the Investment Brief).  This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of "N/A."

With respect to Characteristic 154, we recomputed the Combined Cut-off LTV by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance, the aggregate Existing Financing Amount and the aggregate Appraised Value of the related cross collateralized Mortgage Assets.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of "N/A" or "Unsecured Line of Credit."

With respect to Characteristic 194, we recomputed the Administration Fee by taking the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicer Surveillance Fee and (v) Special Servicer Surveillance Fee.

With respect to Characteristic 195, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.